                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10105


                                  February 6, 1998



Securities and Exchange Commission
450 Fifth Avenue, N.W.
Washington, D.C.  20549


              Alliance Growth and Income Fund, Inc.
                (File Nos. 2-70426 and 811-03131)
          _____________________________________________


Dear Sirs:

         This letter is filed pursuant to Rule 497(j) under the Securities Act of 1933 and is certification that the Prospectus and Statement of Additional Information with respect to the above referenced fund does not differ from those filed in the most recent post-effective amendment, the text of which was filed electronically.


                                  Very truly yours,


                                  /s/ Dominick H. Answini




















00250050.AR3